Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Commitments [Table Text Block]
(In thousands)			Capital
	Non-Cancelable	Non-Cancelable	Expenditure	Employment/Talent
	Operating Lease	Contracts	Commitments	Contracts
2013	$380,288	$561,837	$80,143	$85,762
2014	330,397	473,937	25,426	66,304
2015	316,951	418,056	21,273	60,383
2016	255,262	311,899	7,688	58,320
2017	210,444	154,668	11,112	17,536
Thereafter	1,283,847	450,526	932	-
Total	$2,777,189	$2,370,923	$146,574	$288,305